General Information and Reorganization Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Schedule of Number of Shares Issued

	SingaporeCo Shares as of 3/31/2022	HKCo shares issued for 95.65% of SingaporeCo on 6/24/2021	HKCo Issued shares after the stock split as of 4/30/2021	HKCo issued shares after 6/24/2021	HKCo Shares issued as at 9/20/2021	Number of shares issued per Share exchange agreement 9/20/2021
Class A	178,048,513	19,111,119	80,000,020	3,367,409	102,478,548	2,556,575
Class B						7,026,759
						9,583,334